SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.2513	6.6981	6.4566
Year-End Spot Rate : US$1 Exchange Rate= JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation			111.1
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.9536	6.4554	6.6221
Average Rate US$1=JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation			106.6